Other liabilities and provisions (Details) - EUR (€) € in Thousands	Jun. 30, 2021	Dec. 31, 2020
Disclosure of other provisions [line items]
Accruals for vacation and overtime	€ 469	€ 124
Liabilities from payroll	271	237
Accruals for commissions	220	236
Employee bonus	219	334
Accrual for warranty	185	228
Accruals for management compensation	97
Accruals for compensation of supervisory board	90	180
Liabilities from VAT	33	27
Accruals for licenses	26	68
Accruals for education and training	18	41
Others	174	108
Total	€ 1,802	€ 1,583